INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of income tax provision

	December 31,
	2022	2021
Federal
Current	$240,507	$—
Deferred	(398,526)	(4,177)
Change in valuation allowance	398,526	4,177
Income tax provision	$240,507	$—

Schedule of company's net deferred tax assets

	December 31,
	2022	2021
Deferred tax asset
Net operating loss carryforward	$—	$138
Startup/Organization expenses	402,703	4,039
Total deferred tax asset	402,703	4,177
Valuation allowance	(402,703)	(4,177)
Deferred tax asset, net of valuation allowance	$—	$—